FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Richard Gashler
-------------------------------------
(Signature)

New York, New York
-------------------------------------
(City, State)

November 13, 2007
-------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 83

Form 13F Information Table Value Total: $2,599,189 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None


                                                         FORM 13F
                                                                                      (SEC USE ONLY)
QTR ENDED: 9/30/07                             Name of Reporting Manager:  Sandell Asset Management
                                                                                                                     Item 8:
          Item 1:                    Item 2 :      Item 3:     Item 4:   Item 5:    Item 6:   Item 7:   Voting Authority (Shares)
      Name of Issuer              Title of Class   CUSIP    Fair Market Shares or Investment Managers
                                                   Number      Value   Principal Discretion See Instr.V (a) Sole (b) Shared (c) None
 ADVANCED MICRO DEVICES INC NOTES  NOTE 6.00% 5/0   007903AL1   4,503  5,000,000 PRN  SOLE                       -  -          -
 ADVANCED MICRO DEVICES INC PUTS   COM              007903107  10,560    800,000 PUT  SOLE                 800,000  -          -
 AES CORP                          COM              00130H105   4,008    200,000 SHS  SOLE                 200,000  -          -
 ALCAN INC                         COM              013716105  15,012    150,000 SHS  SOLE                 150,000  -          -
 ALLEGHENY ENERGY INC              COM              017361106   1,307     25,000 SHS  SOLE                  25,000  -          -
 ALLIED DEFENSE GROUP INC          COM              019118108   1,426    180,957 SHS  SOLE                 180,957  -          -
 AMERICAN EQTY INVT LIFE HLD       NOTE 5.250%12/0  025676AE7  14,735 14,000,000 PRN  SOLE                       -  -          -
 AMERICAN MED SYS HLDGS INC NOTES  NOTE 3.250% 7/0  02744MAA6  10,756 10,000,000 PRN  SOLE                       -  -          -
 AMERICAN ORIENTAL BIOENGR IN      COM              028731107   3,886    348,496 SHS  SOLE                 348,496  -          -
 AMERICREDIT CORP .75% NOTES       NOTE 0.750% 9/1  03060RAP6   5,921  7,000,000 PRN  SOLE                       -  -          -
 AMERICREDIT CORP 2.125% NOTES     NOTE 2.125% 9/1  03060RAR2   1,642  2,000,000 PRN  SOLE                       -  -          -
 AMERICREDIT CORP PUTS             COM              03060R101   4,395    250,000 PUT  SOLE                 250,000  -          -
 AMR CORP PUT                      COM              001765106   2,563    115,000 SHS  SOLE                 115,000  -          -
 ARCHSTONE SMITH TR                COM              039583109  89,284  1,484,600 SHS  SOLE               1,484,600  -          -
 AVISTA CORP                       COM              05379B107   5,735    281,800 SHS  SOLE                 281,800  -          -
 BANCOLOMBIA S A                   SPON ADR PREF    05968L102  11,337    327,200 SHS  SOLE                 327,200  -          -
 BERRY PETE CO                     CL A             085789105     848     21,422 SHS  SOLE                  21,422  -          -
 CABOT OIL & GAS CORP              COM              127097103  10,372    295,000 SHS  SOLE                 295,000  -          -
 CARDIUM THERAPEUTICS INC          COM              141916106   2,995  1,198,000 SHS  SOLE               1,198,000  -          -
 CDW CORP                          COM              12512N105 172,281  1,975,700 SHS  SOLE               1,975,700  -          -
 CENTRAL EUROPEAN DIST CORP        COM              153435102   2,496     52,100 SHS  SOLE                  52,100  -          -
 CHENIERE ENERGY INC               COM NEW          16411R208   2,871     73,300 SHS  SOLE                  73,300  -          -
 CHESAPEAKE ENERGY CORP NOTES      NOTE 2.750%11/1  165167BW6  10,993 10,000,000 PRN  SOLE                       -  -          -
 CIENA CORP NOTES                  NOTE 0.875% 6/1  171779AE1  11,270 10,000,000 PRN  SOLE                       -  -          -
 CMS ENERGY CORP                   COM              125896100     841     50,000 SHS  SOLE                  50,000  -          -
 CONSTELLATION ENERGY GROUP I      COM              210371100   2,145     25,000 SHS  SOLE                  25,000  -          -
 CONTINENTAL AIRLINES JAN 08 $17.5
    PUT                            CL B             210795308   9,083    275,000 PUT  SOLE                 275,000  -          -
 COUNTRYWIDE FINANCIAL CORP CALLS  COM              222372104  10,064    529,400 CALL SOLE                 529,400  -          -
 DAYSTAR TECHNOLOGIES INC          COM              23962Q100   1,537    293,367 SHS  SOLE                 293,367  -          -
 DEVON ENERGY CORP NEW             COM              25179M103   6,240     75,000 SHS  SOLE                  75,000  -          -
 E TRADE FINANCIAL CORP            COM              269246104  20,815  1,595,000 SHS  SOLE               1,595,000  -          -
 EL PASO CORP                      COM              28336L109   4,243    250,000 SHS  SOLE                 250,000  -          -
 EMPRESA DIST Y COMERCIAL NOR      SPON ADR         29244A102   9,141    386,350 SHS  SOLE                 386,350  -          -
 ENVIRONMENTAL PWR CORP            COM NEW          29406L201     257     34,285 SHS  SOLE                  34,285  -          -
 EQUINIX INC NOTES                 NOTE 2.500% 4/1  29444UAF3   4,586  4,500,000 PRN  SOLE                       -  -          -
 EQUITABLE RESOURCES INC           COM              294549100   1,297     25,000 SHS  SOLE                  25,000  -          -
 EURONET WORLDWIDE INC NOTES       NOTE 3.500% 10/1 298736AF6   7,575  7,500,000 PRN  SOLE                       -  -          -
 EXCO RESOURCES INC                COM              269279402  72,672  4,393,684 SHS  SOLE               4,393,684  -          -
 FAIR ISAAC CORP                   COM              303250104 103,780  2,874,000 SHS  SOLE               2,874,000  -          -
 FORD MTR CO DEL                   NOTE 4.250%12/1  345370CF5  18,640 16,000,000 PRN  SOLE                       -  -          -
 GENCORP INC                       COM              368682100  63,652  5,322,115 SHS  SOLE               5,322,115  -          -
 GENCORP INC NOTES                 SDCV 2.250%11/1  368682AK6   1,792  2,000,000 PRN  SOLE                       -  -          -
 GRANT PRIDECO INC                 COM              38821G101  53,522    981,693 SHS  SOLE                 981,693  -          -
 GREAT PLAINS ENERGY INC           COM              391164100   1,441     50,000 SHS  SOLE                  50,000  -          -
 GRIFFON CORP                      COM              398433102  18,947  1,254,744 SHS  SOLE               1,254,744  -          -
 GRUPO AEROPORTUARIO CTR NORT      SPON ADR         400501102   3,955    137,331 SHS  SOLE                 137,331  -          -
*HEINZ HJ CO                       COM              423074103 248,621  5,381,400 SHS  SHARED                     -  5,381,400  -
 HILTON HOTELS CORP                COM              432848109 199,675  4,295,000 SHS  SOLE               4,295,000  -          -
 HOUSE OF TAYLOR JEWELRY INC       COM              44176R106     233    277,162 SHS  SOLE                 277,162  -          -
 HUTCHISON TELECOMM INTL LTD       SPONSORED ADR    44841T107   5,692    273,900 SHS  SOLE                 273,900  -          -
 INOVIO BIOMEDICAL CORP            COM              45773H102     416    308,381 SHS  SOLE                 308,381  -          -
 LIFEPOINT HOSPITALS INC NOTES     NOTE 3.500% 5/1  53219LAH2   4,011  4,500,000 PRN  SOLE                       -  -          -
 LUMERA CORP                       COM              55024R106     257     60,444 SHS  SOLE                  60,444  -          -
 MAXWELL TECHNOLOGIES INC          COM              577767106     353     30,352 SHS  SOLE                  30,352  -          -
 MBIA INC PUT                      COM              55262C100  12,271    201,000 PUT  SOLE                 201,000  -          -
 MERIDIAN GOLD INC                 COM              589975101   9,687    290,443 SHS  SOLE                 290,443  -          -
 MIRANT CORP                       COM              60467R100 214,655  5,276,673 SHS  SOLE               5,276,673  -          -
 NISOURCE INC                      COM              65473P105   6,699    350,000 SHS  SOLE                 350,000  -          -
 NORTHWEST AIRLS CORP              COM              667280408  42,620  2,394,377 SHS  SOLE               2,394,377  -          -
 OCCIDENTAL PETROLEUM CORP DEL     COM              674599105   1,282     20,000 SHS  SOLE                  20,000  -          -
 PIONEER NAT RES CO                COM              723787107  91,498  2,034,200 SHS  SOLE               2,034,200  -          -
 PLAINS EXPL& PRODTN CO            COM              726505100 155,210  3,509,941 SHS  SOLE               3,509,941  -          -
 POLYMEDICA CORP                   COM              731738100  53,645  1,021,413 SHS  SOLE               1,021,413  -          -
 PROSPECT MEDICAL HOLDINGS IN      CL A             743494106   1,587    300,000 SHS  SOLE                 300,000  -          -
 PSIVIDA LTD                       SPONSORED ADR    74439M107     102    101,044 SHS  SOLE                 101,044  -          -
 QUINTANA MARITIME LTD             SHS              Y7169G109   9,976    523,109 SHS  SOLE                 523,109  -          -
 RETAIL VENTURES INC               COM              76128Y102   9,755    937,096 SHS  SOLE                 937,096  -          -
 SOUTHERN UNION CO                 COM              844030106 365,565 11,750,714 SHS  SOLE              11,750,714  -          -
 STAR MARITIME ACQUISITION CO      COM              85516E107   1,401    100,000 SHS  SOLE                 100,000  -          -
 SUNOCO INC                        COM              86764P109   1,295     18,302 SHS  SOLE                  18,302  -          -
 SYBASE INC                        COM              871130100  97,599  4,219,600 SHS  SOLE               4,219,600  -          -
 TD AMERITRADE HLDG CORP           COM              87236Y108  33,707  1,850,000 SHS  SOLE               1,850,000  -          -
 TRANSOCEAN INC                    ORD              G90078109  14,454    127,857 SHS  SOLE                 127,857  -          -
 TXCO RES INC                      COM              87311M102     470     52,457 SHS  SOLE                  52,457  -          -
 UAL CORP JAN 08 $20 PUT           COM NEW          902549807  11,633    250,000 PUT  SOLE                 250,000  -          -
 UNISOURCE ENERGY CORP             COM              909205106   1,495     50,000 SHS  SOLE                  50,000  -          -
 UNIT CORP                         COM              909218109   6,050    125,000 SHS  SOLE                 125,000  -          -
 UNITED AUTO GROUP INC NOTES       NOTE 3.500% 4/0  909440AH2  10,527 10,000,000 PRN  SOLE                       -  -          -
 VALERO ENERGY CORP NEW            COM              91913Y100   5,623     83,700 SHS  SOLE                  83,700  -          -
 WCI CMNTYS INC                    COM              92923C104  24,518  4,093,114 SHS  SOLE               4,093,114  -          -
*WENDYS INTL INC                   COM              950590109 136,708  3,916,013 SHS  SHARED                     -  3,916,013  -
 YAMANA GOLD INC                   COM              98462Y100   1,481    125,000 SHS  SOLE                 125,000  -          -
 ZIX CORP                          COM              98974P100     997    519,320 SHS  SOLE                 519,320  -          -

                                              Value Total: $2,599,189
                                              Entry Total:         83


* Represents positions also reported on the 13F Report filed by Nelson Peltz